UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: July 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE LARGE CAP VALUE FUND

FORM N-Q

JULY 31, 2015

CLEARBRIDGE LARGE CAP VALUE FUND

Schedule of investments (unaudited)	July 31, 2015

SECURITY	SHARES	VALUE
COMMON STOCKS - 99.7%
CONSUMER DISCRETIONARY - 15.9%
Media - 12.2%
DISH Network Corp., Class A Shares	767,147	$49,565,367	*
SES, FDR	423,626	13,103,696
Time Warner Cable Inc.	247,270	46,983,773
Time Warner Inc.	574,773	50,603,015
Twenty-First Century Fox Inc., Class B Shares	905,521	30,353,064

Total Media		190,608,915

Multiline Retail - 2.4%
Target Corp.	446,494	36,545,534

Specialty Retail - 1.3%
Home Depot Inc.	177,603	20,784,879

TOTAL CONSUMER DISCRETIONARY		247,939,328

CONSUMER STAPLES - 10.4%
Beverages - 1.0%
Anheuser-Busch InBev NV, ADR	125,875	15,048,356

Food & Staples Retailing - 4.3%
CVS Health Corp.	600,053	67,487,961

Household Products - 1.4%
Kimberly-Clark Corp.	190,506	21,902,475

Tobacco - 3.7%
Altria Group Inc.	242,180	13,169,748
Philip Morris International Inc.	398,649	34,096,449
Reynolds American Inc.	122,512	10,510,305

Total Tobacco		57,776,502

TOTAL CONSUMER STAPLES		162,215,294

ENERGY - 8.3%
Energy Equipment & Services - 3.2%
Halliburton Co.	825,503	34,497,771
National-Oilwell Varco Inc.	367,369	15,477,256

Total Energy Equipment & Services		49,975,027

Oil, Gas & Consumable Fuels - 5.1%
Chevron Corp.	283,936	25,122,657
Exxon Mobil Corp.	383,075	30,343,371
Royal Dutch Shell PLC, ADR, Class A Shares	236,505	13,594,307
Suncor Energy Inc.	410,142	11,549,599

Total Oil, Gas & Consumable Fuels		80,609,934

TOTAL ENERGY		130,584,961

FINANCIALS - 26.3%
Banks - 12.1%
Citigroup Inc.	478,983	28,001,346
JPMorgan Chase & Co.	895,363	61,359,226
U.S. Bancorp	914,635	41,350,648
Wells Fargo & Co.	1,007,389	58,297,602

Total Banks		189,008,822

Capital Markets - 3.0%
Bank of New York Mellon Corp.	443,475	19,246,815
State Street Corp.	367,231	28,115,205

Total Capital Markets		47,362,020

Consumer Finance - 4.5%
American Express Co.	448,175	34,088,190
Capital One Financial Corp.	231,766	18,842,576
Synchrony Financial	508,869	17,484,739	*

Total Consumer Finance		70,415,505

See Notes to Schedule of Investments.

CLEARBRIDGE LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2015

SECURITY	SHARES	VALUE
Insurance - 5.4%
Marsh & McLennan Cos. Inc.	414,833	$24,035,424
MetLife Inc.	373,217	20,803,116
Progressive Corp.	335,778	10,241,229
Travelers Cos. Inc.	278,473	29,551,555

Total Insurance		84,631,324

Real Estate Investment Trusts (REITs) - 1.3%
American Tower Corp.	207,756	19,759,673

TOTAL FINANCIALS		411,177,344

HEALTH CARE - 11.6%
Biotechnology - 2.1%
Amgen Inc.	185,970	32,840,442

Health Care Providers & Services - 2.2%
Anthem Inc.	225,052	34,718,772

Pharmaceuticals - 7.3%
Johnson & Johnson	257,638	25,817,904
Merck & Co. Inc.	660,236	38,927,515
Novartis AG, ADR	182,551	18,939,666
Teva Pharmaceutical Industries Ltd., ADR	432,081	29,822,231

Total Pharmaceuticals		113,507,316

TOTAL HEALTH CARE		181,066,530

INDUSTRIALS - 10.2%
Aerospace & Defense - 6.0%
Honeywell International Inc.	376,120	39,511,406
Precision Castparts Corp.	151,289	29,489,252
United Technologies Corp.	249,307	25,007,985

Total Aerospace & Defense		94,008,643

Industrial Conglomerates - 2.4%
General Electric Co.	1,419,734	37,055,058

Machinery - 1.8%
Illinois Tool Works Inc.	315,520	28,229,574

TOTAL INDUSTRIALS		159,293,275

INFORMATION TECHNOLOGY - 9.7%
Communications Equipment - 1.3%
Motorola Solutions Inc.	349,595	21,031,635

Electronic Equipment, Instruments & Components - 1.7%
TE Connectivity Ltd.	428,022	26,075,100

IT Services - 1.4%
Xerox Corp.	2,022,296	22,285,702

Software - 2.9%
Microsoft Corp.	491,690	22,961,923
Nuance Communications Inc.	1,235,561	22,400,721	*

Total Software		45,362,644

Technology Hardware, Storage & Peripherals - 2.4%
EMC Corp.	912,472	24,536,372
International Business Machines Corp.	76,255	12,352,548

Total Technology Hardware, Storage & Peripherals		36,888,920

TOTAL INFORMATION TECHNOLOGY		151,644,001

See Notes to Schedule of Investments.

CLEARBRIDGE LARGE CAP VALUE FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2015

SECURITY		SHARES	VALUE
MATERIALS - 4.7%
Chemicals - 0.9%
Air Products & Chemicals Inc.		100,309	$14,295,035

Construction Materials - 1.3%
Martin Marietta Materials Inc.		130,930	20,532,443

Containers & Packaging - 1.7%
Crown Holdings Inc.		514,235	26,488,245	*

Metals & Mining - 0.8%
Freeport-McMoRan Inc.		1,023,129	12,021,766

TOTAL MATERIALS			73,337,489

TELECOMMUNICATION SERVICES - 1.1%
Wireless Telecommunication Services - 1.1%
Vodafone Group PLC, Sponsored ADR		455,745	17,218,046

UTILITIES - 1.5%
Multi-Utilities - 1.5%
Sempra Energy		237,300	24,152,394

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,008,917,811)			1,558,628,662

	RATE
SHORT-TERM INVESTMENTS - 0.3%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $4,821,536)	0.118%	4,821,536	4,821,536

TOTAL INVESTMENTS - 100.0% (Cost - $1,013,739,347#)			1,563,450,198
Liabilities in Excess of Other Assets - (0.0)%			(288,949)

TOTAL NET ASSETS - 100.0%			$1,563,161,249

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts

FDR	— Fiduciary Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Large Cap Value Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common stocks†	$1,558,628,662	—	—	$1,558,628,662

Short-term investments†	4,821,536	—	—	4,821,536

Total investments	$1,563,450,198	—	—	$1,563,450,198

†	See Schedule of Investments for additional detailed categorizations.

For the period ended July 31, 2015, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At July 31, 2015, securities valued at $13,103,696 were transferred from Level 2 to Level 1 within the fair value hierarchy.

2. Investments

At July 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$584,149,222
Gross unrealized depreciation	(34,438,371)

Net unrealized appreciation	$549,710,851

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	September 21, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	September 21, 2015